Share-based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Share-based Compensation

17.  Share-based Compensation

Share-based compensation was recognized in costs and expenses for the years ended December 31, 2014, 2015 and 2016 as follows (in thousands):

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Cost of revenues	16,295	6,335	(4,367)	(629)
Sales and marketing expenses	10,200	3,043	(2,842)	(409)
General and administrative expenses	20,927	21,836	11,025	1,588
Technology and product development expenses	5,759	3,140	(1,926)	(277)
Total	53,181	34,354	1,890	273

The Company recognized share-based compensation, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards. As of December 31, 2016, the Company increased the forfeiture rate estimate for share-based awards based on the actual forfeiture rate in 2016. Due to the effects of changes to the forfeiture rate, share-based compensation for the year ended December 31, 2016 was reduced by RMB27.6 million (US$4.1 million). There was no income tax benefit recognized in the consolidated statements of comprehensive income for share-based compensation and the Company did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2014, 2015 and 2016.

Share Options

In June 2008, the Company adopted the Share Option Scheme (the “June 2008 Scheme”) that provides for the granting of options to key employees to acquire ordinary shares of the Company. The June 2008 Scheme permits the grant of options to its eligible recipients for up to 10% of the ordinary shares in issue (the “Limit”) on the effective date of the June 2008 Scheme. The total number of ordinary shares which may be issued upon exercise of all outstanding options granted and yet to be exercised under the June 2008 Scheme and any other share option schemes of the Company shall not exceed 30% of the ordinary shares in issue from time to time. The Company may seek approval from its shareholders to refresh the Limit provided that the Limit as refreshed shall not exceed 10% of the ordinary shares of the Company in issue as at the date of approval, and options previously granted will not be counted for the purpose of calculating the Limit as refreshed. Any outstanding option lapse in accordance with the terms of the June 2008 Scheme will not be counted for the purpose of calculating the Limit. In August 2012, the Company’s shareholders approved to refresh the Limit, permitting the Company to grant no more than 31,410,107 additional options under the June 2008 Scheme.

The June 2008 Scheme will terminate automatically 10 years after its adoption, unless terminated earlier with the Company’s shareholders’ approval. Option awards are granted with an exercise price determined by the board of directors. Those option awards vest over a period of four years and expire in ten years.

With the approvals of the board of directors and shareholders of the Company and Phoenix TV, the Company implemented an option exchange program from October 21, 2016 to November 1, 2016, whereby the Company’s directors, employees and consultants exchanged options to purchase 21,011,951 Class A ordinary shares of the Company granted under the Company’s June 2008 Scheme with various exercise prices greater than US$0.4823 per share (or US$3.8587 per ADS) for new options granted by the Company under the same plan with a new exercise price of US$0.4823 per share and a new vesting schedule that generally adds 12 months to each original vesting date, and the new options would vest no sooner than May 1, 2017. The Company accounted for the option exchange program as option modification and recognized the total incremental share-based compensation of RMB12.1 million (US$1.7 million), of which RMB2.7 million (US$0.4 million) was recognized in the year ended December 31, 2016.

A summary of the Company’s share option activities for the years ended December 31, 2014, 2015 and 2016 is presented below:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2014	39,770,121	0.44	8.1	30.2
Granted	21,052,758	1.30
Forfeited and expired	(4,013,850)	0.91
Exercised	(6,542,022)	0.23		7.1
Outstanding as of December 31, 2014	50,267,007	0.79	8.2	17.6
Granted	8,020,000	0.92
Forfeited and expired	(8,379,197)	1.03
Exercised	(3,790,280)	0.36		1.5
Outstanding as of December 31, 2015	46,117,530	0.81	7.5	7.6
Granted	9,991,964	0.47
Forfeited and expired	(10,005,413)	0.94
Exercised	(1,658,946)	0.22		0.4
Outstanding as of December 31, 2016	44,445,135	0.43	7.1	1.8
Exercisable as of December 31, 2016	12,802,895	0.29	4.4	1.8
Vested and expected to vest as of December 31, 2016	30,349,765	0.40	6.5	1.8

The aggregate intrinsic value of options outstanding, exercisable and vested and expected to vest as of December 31, 2016 was calculated as the difference between the Company’s closing stock price of US$3.14 per ADS, or US$0.3925 per share as of that date, and the exercise price of the underlying options. The aggregate intrinsic value of options exercised was calculated as the difference between the market value on the date of exercise and the exercise price of the underlying options.

As disclosed in Note 2(t), the Company’s share-based compensation is measured at the value of the award as calculated under the Black-Scholes option pricing model. The Company estimated the expected volatility at the date of grant based on average annualized standard deviation of the share price of comparable listed companies. The Company has no history or expectation of paying dividends on its ordinary shares. The Company estimated the expected term based on the vesting schedule and the exercise period of the options. Risk-free interest rates are based on the derived market yield of the US$ denominated Chinese government bonds for the term approximating the expected life of award at the time of grant. The assumptions used in determining the fair value of options granted during the year ended December 31, 2014, 2015 and 2016 are as follows:

For the Years Ended December 31,
	2014	2015	2016
Expected volatility rate	56.1%-57.5%	54.23%-54.32%	50.67%-55.65%
Expected dividend yield	—	—	—
Expected term (years)	5.81-6.16	5.91-6.16	3.91-6.16
Risk-free interest rate (per annum)	1.43%-1.88%	1.90%-1.98%	1.30%-1.55%

The weighted-average grant date fair value of options granted for the years ended December 31, 2014, 2015 and 2016 were US$0.67, US$0.46 and US$0.23, respectively.

During 2009, 2010 and 2011, some employees voluntarily left the Company and exercised their vested share options in exchange for future entitlement of the Company’s shares issuable after completion of the Company’s IPO and upon the request of the former employees. The proceeds from the exercise of these options could not be refunded to the former employees in any event, even if the Company did not complete an IPO. Accordingly, these share options are considered  have been exercised and the proceeds have been included in the additional paid-in capital of the Company. The proceeds received from exercise of these options amounted to RMB1.5 million (US$0.2 million) as of December 31, 2016. The Company completed its IPO on May 17, 2011 and 5,019,865 shares have been issued to the former employees after that. There were 1,777,826 and 1,692,526 contingently issuable shares to be issued upon the former employees’ request as of December 31, 2015 and 2016, respectively.

For the years ended December 31, 2014, 2015 and 2016, the Company has recognized share-based compensation net of forfeitures for options of RMB53.0 million, RMB34.4 million and RMB1.9 million (US$0.3 million), respectively.

As of December 31, 2016, there was RMB23.8 million (US$3.4 million) of unrecognized share-based compensation for options, adjusted for estimated forfeitures. The unrecognized share-based compensation is expected to be recognized over a weighted-average period of 2.8 years.

Restricted Share Units

In March 2011, the Company adopted the 2011 restricted share and restricted share unit scheme. On March 17, 2011, the Company granted 10,050,958 restricted share units to the employees. Those restricted share units vested over a period of four years and all had been vested by 2015.

A summary of restricted share units activity for the years ended December 31, 2014 and 2015 is presented below:

		Weighted-Average
Restricted Share Units	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2014	425,579	1.07
Granted	—	—
Vested	(386,763)	1.07
Forfeited	(6,316)	1.07
Unvested as of December 31, 2014	32,500	1.07
Granted	—	—
Vested	(32,500)	1.07
Forfeited	—	—
Unvested as of December 31, 2015	—	—

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation recognized for restricted share units were RMB0.3 million, RMB1.0 thousand and nil, respectively.

As of December 31, 2015 and 2016, there was no unrecognized share-based compensation related to unvested restricted share units. The total fair value based on the respective vesting dates of the restricted share units vested were US$0.4 million, US$0.03 million and nil during the years ended December 31, 2014, 2015 and 2016, respectively.

Restricted Shares

On March 15, 2011, the Company cancelled 18,778,200 stock options granted historically, and granted 19,008,200 restricted shares to 22 employees on March 17, 2011. Those restricted shares vested over a period of four years and all had been vested by 2014. The incremental share-based compensation was US$0.5 million. Total amount of unrecognized share-based compensation of unvested option and incremental share-based compensation was US$2.2 million, including US$0.2 million which was recognized immediately, and US$2.0 million which was recognized during the rest of vesting period of restricted shares.

A summary of restricted share activity for the years ended December 31, 2014 is presented below:

		Weighted-Average
Restricted Shares	Number of Shares	Grant-Date Fair Value
		US$
Unvested as of January 1, 2014	845,000	1.07
Granted	—	—
Vested	(676,250)	1.07
Forfeited	(168,750)	1.07
Unvested as of December 31, 2014	—	—

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation recognized for restricted shares were negative RMB0.1 million, nil and nil, respectively.

As of December 31, 2015 and 2016, there was no unrecognized share-based compensation related to unvested restricted shares. The total fair value based on the respective vesting dates of the restricted shares vested were US$0.7 million, nil and nil during the years ended December 31, 2014, 2015 and 2016, respectively.

The fair value of the restricted shares and restricted share units on March 17, 2011 was US$1.07 and the fair value of the underlying ordinary shares was US$1.14.